License agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Text Block [Abstract]
License agreements

11. License agreements

In August 2014, the Company entered into a royalty-bearing license agreement with NovaMedica LLC (“NovaMedica”). Under this agreement, the Company granted to NovaMedica the right to use the Company’s intellectual property to develop and commercialize the intended products (the “Covered Products”) and to have the exclusive right to sell those products in Russia and specified adjacent territories involving the use of the corticosteroid triamcinolone acetonide as the sole active pharmaceutical ingredient for administration in the suprachoroidal space. In connection with this royalty-bearing license, NovaMedica made an upfront payment to the Company of $200,000. The Company is currently developing product candidates that when completed would be subject to this license giving NovaMedica the exclusive right to then sell the products in the specified geographic territories. In mid-December 2015, the Company received positive results from the Phase 2 clinical trial relating to the product candidate and determined, based on these results, that the intellectual property could become commercially feasible. Beginning in the first quarter ended March 31, 2016, the Company began recognizing the $200,000 to revenue over the period of time to complete clinical development and commercialization of the Covered Products and the beginning of the first set of patent expirations in 2027. The Company recorded $5,000 and $15,000 of license revenue during the three and nine months ended September 30, 2016, respectively, for this license agreement. NovaMedica is jointly owned by Rusnano MedInvest LLC, or Rusnano MedInvest, and Domain Russia Investments Limited. RMI, which beneficially owns approximately 11% of the Company’s voting securities, is a wholly owned subsidiary of Rusnano MedInvest.

In April 2015, the Company entered into a license and collaboration agreement (the “Spark Agreement”) with Spark Therapeutics, Inc. (“Spark”) under which Spark could acquire the exclusive rights to license the Company’s microinjector technology and access to the suprachoroidal space within the eye for development and ultimate commercialization of Spark’s gene therapy treatments to be delivered via the microinjector. In conjunction with executing the Spark Agreement, Spark made an upfront, non-refundable payment to the Company of $500,000.

In February 2016, the initial study was completed and Spark elected not to extend the arrangement nor license the technology which terminated the agreement in accordance with the agreement terms. During the quarter ended March 31, 2016, the Company recorded as revenue the $500,000 upfront payment as the amount was non-refundable and the Company had no further obligations under this arrangement.

13. License agreements

In July 2012, the Company entered into an Exclusive License Agreement with Emory University and Georgia Tech Research Corporation (“Emory/GTRC”), whereby the Company purchased a license for Methods and Devices For Drug Delivery Using Microneedles. The Company paid $30,000 for the license and made a milestone payment of $35,000 during the year ended December 31, 2012. No payments were made to Emory/GTRC during the years ended December 31, 2014 or 2015. The Exclusive License Agreement requires the Company to make a milestone payment upon the occurrence of a specified event relating to the commercialization of a drug developed using the licensed patents. Beginning on the third anniversary of this license agreement, the Company will be obligated to pay an annual license maintenance fee of $25,000, which will continue until the first commercial sale of a product covered by the licensed patents. Additionally, the Company will owe a low single-digit royalty on any worldwide net product sales related to the licensed patents, with minimum annual royalties of $15,000 after commercialization. The minimum annual royalty increases thereafter to $100,000.

In August 2014, the Company entered into a royalty-bearing license agreement with NovaMedica LLC (“NovaMedica”). Under this agreement, the Company granted to NovaMedica the right to use the Company’s intellectual property to develop and commercialize the intended products (the “Covered Products”) and to have the exclusive right to sell those products in Russia and specified adjacent territories involving the use of the corticosteroid triamcinolone acetonide as the sole active pharmaceutical ingredient for administration in the suprachoroidal space. In addition, NovaMedica agreed to make royalty payments equal to the amount of any royalties the Company owes to Emory or GTRC pursuant to the Emory/GTRC License Agreement as a result of NovaMedica’s sales of products and services covered by the license granted to NovaMedica, up to a maximum of a low single-digit percentage of net sales of such products or services by NovaMedica. NovaMedica has also agreed to make milestone payments, totaling $12.7 million in the aggregate, primarily related to the achievement of specified commercial product sales. The agreement also includes provisions whereby the Company and NovaMedica may enter into a future development and research collaboration agreement and a supply agreement for the Company to manufacture and supply the Covered Products. Terms and conditions of these agreements would be negotiated in good faith in the future. The term of the NovaMedica license agreement will expire upon the expiration of the last-to-expire valid claim within the patents licensed to NovaMedica pursuant to the agreement. Either the Company or NovaMedica may terminate the agreement upon written notice in the event of the other party’s material breach that is not cured within 20 business days of receiving written notice requesting a cure of a payment breach, and within 60 business days of receiving written notice requesting a cure in the case of all other breaches. Each party also has the right to terminate the agreement in the event of the other party’s bankruptcy or insolvency. The Company may terminate the agreement immediately upon written notice in the event that NovaMedica commences or participates in any action challenging the validity or enforceability of the patents licensed to NovaMedica under the agreement. In connection with this royalty-bearing license, NovaMedica made an upfront payment to the Company of $200,000. The Company is currently developing product candidates that when completed would be subject to this license giving NovaMedica the exclusive right to then sell the products in the specified geographic territories. During 2014 and 2015, the Company deferred the $200,000 given the early stage of development of the intellectual property and uncertainty regarding commercial feasibility. In mid-December 2015, the Company received positive results from the Phase 2 clinical trial relating to the product candidate and determined, based on these results, that the intellectual property could become commercially feasible. Beginning in the first quarter ended March 31, 2016, the Company began recognizing the $200,000 to revenue over the period of time to complete clinical development and commercialization of the Covered Products and the beginning of the first set of patent expirations in 2027. NovaMedica is jointly owned by Rusnano MedInvest LLC, or Rusnano MedInvest, and Domain Russia Investments Limited. RMI, which beneficially owns approximately 11% of the Company’s voting securities, is a wholly owned subsidiary of Rusnano MedInvest.

On April 27, 2015, the Company entered into a license and collaboration agreement (the “Spark Agreement”) with Spark Therapeutics, Inc. (“Spark”) under which Spark could acquire the exclusive rights to license the Company’s microinjector technology and access to the suprachoroidal space within the eye (collectively “the IP”) for development and ultimate commercialization of Spark’s gene therapy treatments to be delivered via the microinjector. If Spark made the decision to license the IP, Spark would be responsible for the costs of the future development and commercialization. The Company would be responsible for providing the microinjector technology as well as other defined support to Spark as part of Spark’s development efforts.

The Spark Agreement was structured to allow Spark certain periods of time (the “Option Periods”) before actually entering into the IP license. In conjunction with executing the Spark Agreement, Spark made an upfront, non-refundable payment to the Company of $500,000. During the initial Option Period, the parties agreed to have a third-party research organization perform an initial preclinical study under the direction of the Company. At any time during this Option Period, Spark could exercise its option to license the IP by paying an additional $2.0 million, or could elect to initiate a second Option Period during which the Company and Spark would conduct further studies specified in the Spark Agreement. If Spark elected to initiate the second Option Period, Spark would be required to pay the Company $1.0 million. If Spark exercised its option to license the IP during the second Option Period, then Spark would be required to pay the Company an additional $3.0 million. If Spark did not exercise its option to license the IP or elect to initiate the second Option Period, then the Spark Agreement would terminate at the end of the first Option Period. Spark had the right to terminate the Spark Agreement at any time upon written notice to the Company. The Company and Spark could also terminate the Spark Agreement upon 90 days’ written notice in the event of an uncured material breach by the other party.

If Spark decided to license the technology, the Company would be eligible to receive aggregate payments of up to $13.5 million from Spark upon the achievement of specified future development and commercialization milestones as described in the agreement, as well as aggregate payments of up to $12.0 million upon the achievement of specified annual net sales milestones. In addition, the Company would be eligible to receive low to mid single-digit percentage royalties on net sales of licensed products. Subject to specified exceptions, the license would expire on a licensed product-by-licensed product basis and on a country-by-country basis upon the expiration of the specified licensed intellectual property.

In evaluating the Option Periods granted to Spark to determine whether Spark would license the IP, the Company determined that these Option Periods combined had stand-alone value apart from the IP license as Spark was deriving value from its ability to evaluate the technology through defined preclinical studies conducted by the Company and Spark during these Option Periods. The Company also determined that the two Option Periods represented one unit of accounting providing Spark with an overall evaluation period in which to decide whether to license the IP. This determination was made based on the fact that the planned studies are not independent of each other, but instead are designed to build on the results of the prior studies in order to further the preclinical analysis to be in a position to ultimately file an investigational new drug application and begin the onset of clinical trials in human patients as contemplated in the Spark Agreement.

The Company determined that the $500,000 upfront payment should be recognized to revenue over the expected period of time to perform and complete the planned studies during the Option Periods contemplated at the date the agreement was executed. The Company estimated that this time period would be approximately 30 months from the start of the initial study to the end and evaluation of the planned studies to be performed during the Option Periods. The Company did not record any revenue from the $500,000 upfront payment during 2015.

In February 2016, the initial study was completed and Spark elected not to extend the arrangement nor license the technology which terminated the agreement in accordance with the agreement terms. During the quarter ended March 31, 2016, the Company recorded as revenue the $500,000 upfront payment as the amount was non-refundable and the Company had no further obligations under this arrangement.